Condensed Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Effective portion of net unrealized gains (losses), tax expense (benefit)	[1]	$ 2	$ (3)	$ 0
Reclassification from accumulated other comprehensive income to net income, tax expense	[1]	(1)	(1)	(1)
Unrealized gains (losses) on foreign currency translation, tax benefit	[1]	$ 1	$ 0	$ 0

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.